EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Total contribution	$ 420,658	$ 408,632	$ 877,709
ReneSola Investment
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	17.95%
Sichuan Bo Bo
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	16.00%
Percentage of employer's contribution required by PRC law	14.63%
ReneSola Shanghai
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	16.00%
Percentage of employer's contribution required by PRC law	16.16%